[Letterhead of Munger, Tolles & Olson LLP]

June 9, 2006

FILED ELECTRONICALLY ON EDGAR AS CORRESPONDENCE

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	OCM HoldCo, LLC—Registration of Class A Membership Units Pursuant to Section 12(g) of the Securities Exchange Act of 1934 on Form 10-SB

Dear Sir or Madam:

On behalf of OCM HoldCo, LLC, a Delaware limited liability company (the “Company”), transmitted herewith for filing by EDGAR is a Registration Statement on Form 10-SB (the “Registration Statement”) for the purpose of registering the Company’s Class A Membership Units pursuant to Section 12(g) of the Securities Exchange Act of 1934, as amended.  The Company is registering its Class A Membership Units pursuant to Section 12(g) on a voluntary basis.

The Company is registering its Class A Membership Units pursuant to Section 12(g) in connection with its application to be registered by the Nevada Gaming Commission as a “publicly traded corporation” as that term is defined under the gaming laws and regulations of the State of Nevada, including the Nevada Gaming Control Act (such laws and regulations, the “Nevada Act”).  Following the effectiveness of this Registration Statement, the Company will be deemed to be a “publicly traded corporation” under the Nevada Act, even though it is not currently anticipated that any Class A Membership Units or any other securities of the Company will be listed for trading or trade with any frequency.

All of the issued and outstanding Class A Membership Units are currently held by OCM VoteCo, LLC, a Delaware limited liability company.  The Company currently has no plans to issue additional Class A Membership Units or any other equity securities.

Please feel free to contact me at (213) 683-9261 or Mark Kim, also of our firm, at (213) 683-9144, with any questions or comments.

Sincerely,

/s/ John R. Griffin

John R. Griffin